United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-08776

                AllianceBernstein All-Asia Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
INTERNATIONAL REGIONAL
--------------------------------------------------------------------------------

AllianceBernstein
All-Asia Investment
Fund

Semi-Annual Report
April 30, 2003

                               [GRAPHIC OMITTED]

                                       [LOGO] ALLIANCEBERNSTEIN(SM)
                                              Investment Research and Management

                           Investment Products Offered
                           ----------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ----------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

June 10, 2003

Semi-Annual Report

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein All-Asia Investment Fund (the "Fund") semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. The Fund invests primarily in equity securities issued by companies based in Asia and the Pacific Region.

Investment Results

The following table shows the Fund's performance over the past six- and 12-month periods ended April 30, 2003. The table also provides performance data for the Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country
(AC) Asia Pacific Free Index, as well as the Lipper Pacific Region Funds Average (the "Lipper Average").

INVESTMENT RESULTS*
Periods Ended April 30, 2003

                                                            --------------------
                                                                  Returns
                                                            --------------------
                                                            6 Months  12 Months
--------------------------------------------------------------------------------
AllianceBernstein All-Asia Investment Fund
  Class A                                                     -9.63%    -26.77%
--------------------------------------------------------------------------------
  Class B                                                     -9.79%    -27.26%
--------------------------------------------------------------------------------
  Class C                                                     -9.77%    -27.20%
--------------------------------------------------------------------------------
MSCI AC Asia Pacific Free Index                               -3.93%    -19.42%
--------------------------------------------------------------------------------
Lipper Pacific Region Funds Average                           -6.57%    -22.12%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 3.00% for Class A, 3.70% for Class B, 3.70% for Class C and 2.70% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

      The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Free Index is a free float-adjusted market capitalization index that measures


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 1

------------------
SEMI-ANNUAL REPORT
------------------

      the performance of both developed and emerging markets in 14 Asia Pacific region countries. The index reflects no fees or expenses. The unmanaged Lipper Pacific Region Funds Average (the "Lipper Average") consists of funds that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average included 57 and 51 funds for the six- and 12-month periods ended April 30, 2003, respectively. Funds in the Lipper Average generally have similar investment objectives to the Fund, although investment policies may differ. An investor cannot invest directly in an index or average, and their results are not indicative of any specific investment, including AllianceBernstein All-Asia Investment Fund.

      Additional investment results appear on pages 4 - 5.

During the six-month period ended April 30, 2003, the Fund underperformed its benchmark, the MSCI AC Asia Pacific Free Index, as well as the Lipper Peer group average. The underperformance was mainly attributable to the poor performance of the Fund's stock holdings in Korea, Japan and Singapore. In addition, the Fund's underweight positions in Australia, China, Indonesia and Thailand also contributed to its underperformance. The Fund's underperformance was somewhat mitigated by the superior performance of its stock holdings in India and Hong Kong. Performance was also aided by the Fund's underweight position in Japan and overweight position in India.

For the 12-month period ended April 30, 2003, the Fund's underperformance was attributable to the inferior performance of its stock holdings in Australia and Korea. The Fund's overweight position in India and underweight positions in China, Australia, New Zealand and the smaller markets in South East Asia also hurt the Fund's 12-month performance. During this time, the Fund's holdings in India, Hong Kong and Japan contributed positively to its performance, as did its underweight position in the Japanese market.

Market Review and Investment Strategy

In global terms, Asia has been an underperformer. For both the six- and 12-month periods ended April 30, 2003, the MSCI AC Asia Pacific Free Index markets underperformed the MSCI World Free Index as well as the MSCI Europe, Australasia and the Far East (EAFE) Free Index and the MSCI U.S.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------

Index. The underperformance of the MSCI AC Asia Pacific Index during the six-month period under review was primarily attributable to the weakness in its largest component, Japan, and to a lesser extent, the markets in Korea, Hong Kong, Taiwan and Singapore. The strong performance of the Australian market in U.S. dollar terms during the six-month period was driven by the sharp appreciation of the Australian dollar relative to the U.S. dollar. Japan was also mainly responsible for the underperformance of the MSCI AC Asia Pacific Index over the 12-month period.

The Fund continued to reduce its already underweight exposure to the Japanese market throughout the six-month period under review. We also maintained the Fund's overweight positions in Korea and India. The Fund did not have any exposure to stocks in New Zealand, Pakistan, Philippines, Thailand and Indonesia.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 3

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

INCEPTION DATES            PORTFOLIO STATISTICS
Class A Shares             Net Assets ($mil): $24.4
11/28/94                   Average Market Capitalization($mil): $9,982
Class B Shares
11/28/94
Class C Shares
11/28/94

SECTOR BREAKDOWN

  16.3% Finance
  14.1% Technology
   9.2% Consumer Services
   7.7% Consumer Staples
   7.2% Capital Goods
   7.2% Consumer Manufacturing       [PIE CHART OMITTED]
   5.0% Utilities
   4.5% Health Care
   3.9% Energy
   3.9% Basic Industry
   3.5% Multi-Industry
   2.5% Transportation

  15.0% Short-Term

COUNTRY BREAKDOWN

  48.1% Japan
  13.7% Australia
   7.2% South Korea
   6.8% Hong Kong
   4.1% India                         [PIE CHART OMITTED]
   2.8% Taiwan
   1.3% Malaysia
   1.0% Singapore

  15.0% Short-Term

All data as of April 30, 2003. The Fund's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003
Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                      1 Year         -26.77%                   -29.88%
                     5 Years          -8.26%                    -9.05%
             Since Inception*         -8.20%                    -8.67%

Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                      1 Year         -27.26%                   -30.17%
                     5 Years          -8.93%                    -8.93%
             Since Inception*         -8.84%                    -8.84%

Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          -27.20%                   -27.93%
                    5 Years           -8.91%                    -8.91%
            Since Inception*          -8.81%                    -8.81%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                 Class A           Class B          Class C
--------------------------------------------------------------------------------
                     1 Year      -28.94%           -29.11%          -26.79%
                    5 Years       -9.84%            -9.75%           -9.69%
           Since Inception*       -8.83%            -8.99%           -8.95%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest all of its assets within a single region, which may present greater risk than investment in a more diversified fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all classes: 11/28/94.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 5

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                                      Percent of
Company                                                U.S. $ Value   Net Assets
--------------------------------------------------------------------------------
Canon, Inc.                                             $  971,488          4.0%
-------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.                           957,858          3.9
--------------------------------------------------------------------------------
KDDI Corp.                                                 562,419          2.3
--------------------------------------------------------------------------------
Toyota Motor Corp.                                         546,462          2.2
--------------------------------------------------------------------------------
Commonwealth Bank of Australia                             517,075          2.1
--------------------------------------------------------------------------------
Pioneer Corp.                                              507,806          2.1
--------------------------------------------------------------------------------
BHP Billiton, Ltd.                                         483,517          2.0
--------------------------------------------------------------------------------
Ricoh Co., Ltd.                                            476,162          2.0
--------------------------------------------------------------------------------
National Australia Bank, Ltd.                              470,123          1.9
--------------------------------------------------------------------------------
East Japan Railway Co.                                     462,566          1.9
--------------------------------------------------------------------------------
                                                        $5,955,476         24.4%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-83.7%
Australia-13.5%
Australia & New Zealand Banking Group, Ltd. .........      21,145    $   246,925
BHP Billiton, Ltd. ..................................      85,421        483,517
Commonwealth Bank of Australia ......................      30,338        517,075
Macquarie Bank, Ltd. ................................      10,687        167,827
National Australia Bank, Ltd. .......................      23,102        470,123
News Corp., Ltd. ....................................      38,348        273,252
Rio Tinto, Ltd. .....................................       5,861        116,628
St. George Bank, Ltd. ...............................       8,426        104,464
Westfarmers, Ltd. ...................................      19,679        301,889
Westpac Banking Corp., Ltd. .........................      31,866        317,450
Woodside Petroleum, Ltd. ............................      20,191        144,884
Woolworths, Ltd. ....................................      18,653        150,900
                                                                     -----------
                                                                       3,294,934
                                                                     -----------
Hong Kong-6.7%
Cheung Kong Holdings, Ltd. ..........................      17,000         93,947
China Petroleum and Chemical Corp.
   (Sinopec) Cl. H ..................................     712,000        140,591
China Resources Enterprise, Ltd. ....................     162,000        128,785
CNOOC, Ltd. .........................................     132,000        173,483
Dah Sing Financial Group ............................      23,200        105,603
Hong Kong and China Gas Co., Ltd. ...................     191,000        225,309
Hong Kong Electric Holdings, Ltd. ...................     104,500        418,051
HSBC Holdings Plc ...................................      10,000        109,308
Li & Fung, Ltd. .....................................     104,000        116,681
Sinotrans, Ltd. Cl. H(a) ............................     500,000        123,733
                                                                     -----------
                                                                       1,635,491
                                                                     -----------
India-4.0%
Bank of Baroda ......................................     100,000        174,662
Bharti Tele-Ventures, Ltd.(a) .......................     550,000        392,857
Digital Globalsoft, Ltd. ............................      10,000        111,021
Ranbaxy Laboratories, Ltd. ..........................       8,000        114,117
Tata Engineering & Locomotive Co., Ltd.(a) ..........      60,000        191,336
                                                                     -----------
                                                                         983,993
                                                                     -----------
Japan-47.4%
Ajinomoto Co., Inc. .................................      42,000        426,790
Bridgestone Corp. ...................................      13,000        147,714
Canon, Inc. .........................................      24,000        971,488
Daikin Industries, Ltd. .............................      18,000        299,912
East Japan Railway Co. ..............................         102        462,566
Funai Electric Co., Ltd. ............................       4,400        443,418
Honda Motor Co., Ltd. ...............................       9,800        325,089
Hoya Corp. ..........................................       7,700        455,889
ITO EN, Ltd. ........................................       4,900        148,142


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 7

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

JFE Holdings, Inc. ..................................      23,300    $   281,185
Kao Corp. ...........................................      15,000        273,987
KDDI Corp. ..........................................         185        562,419
Kose Corp. ..........................................      14,000        444,426
Marui Co., Ltd. .....................................      38,000        316,893
Mitsubishi Corp. ....................................      69,000        410,842
Mitsubishi Tokyo Financial Group, Inc. ..............          54        183,212
Nidec Corp. .........................................       6,300        333,319
Nitto Denko Corp. ...................................      13,400        385,992
NTT DoCoMo, Inc. ....................................         198        409,053
Pioneer Corp. .......................................      25,300        507,806
Ricoh Co., Ltd. .....................................      31,000        476,162
Rohm Co., Ltd. ......................................       3,300        340,600
Shin-Etsu Chemical Co., Ltd. ........................      11,800        353,777
Sumitomo Trust & Banking Co., Ltd. ..................     133,000        377,527
Takeda Chemical Industries, Ltd. ....................      26,100        957,858
Tokyo Electron, Ltd. ................................       8,200        307,823
Toyo Suisan Kaisha, Ltd. ............................      19,000        203,284
Toyota Motor Corp. ..................................      24,100        546,462
Uni-Charm Corp. .....................................       4,900        195,465
                                                                     -----------
                                                                      11,549,100
                                                                     -----------
Malaysia-1.3%
Maxis Communications Berhad .........................     125,000        172,697
Public Bank Berhad ..................................     205,000        129,474
                                                                     -----------
                                                                         302,171
                                                                     -----------
Singapore-0.9%
United Overseas Bank, Ltd. ..........................      39,000        228,629
                                                                     -----------

South Korea-7.1%
Kookmin Bank ........................................      16,080        451,299
LG Chem, Ltd. .......................................       3,000         99,506
LG Electronics, Ltd. ................................       3,000        103,457
POSCO ...............................................       1,060         89,424
Samsung Electronics Co., Ltd. .......................       1,810        454,362
Shinsegae Co., Ltd. .................................       1,000        119,341
SK Telecom Co., Ltd. ................................       3,000        417,284
                                                                     -----------
                                                                       1,734,673
                                                                     -----------
Taiwan-2.8%
Fubon Financial Holding Co., Ltd. ...................     350,000        239,437
Hon Hai Precision Industry Co., Ltd. ................      52,750        165,270
Taiwan Semiconductor
   Manufacturing Co., Ltd.(a) .......................     197,000        270,670
                                                                     -----------
                                                                         675,377
                                                                     -----------
Total Common Stocks
   (cost $20,158,843) ...............................                 20,404,368
                                                                     -----------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENT-14.8%
Time Deposit-14.8%
Societe Generale
   1.34%, 5/01/03
   (cost $3,600,000) ................................    $  3,600    $ 3,600,000
                                                                     -----------

Total Investments-98.5%
   (cost $23,758,843) ...............................                 24,004,368
Other assets less liabilities-1.5% ..................                    366,613
                                                                     -----------

Net Assets-100% .....................................                $24,370,981
                                                                     ===========

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 9

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value
   (cost $23,758,843) .........................................    $ 24,004,368
Cash ..........................................................          49,004
Foreign cash, at value (cost $80,436) .........................          81,275
Receivable for investment securities sold .....................       2,207,884
Receivable for capital stock sold .............................       2,042,325
Dividends and interest receivable .............................          63,296
Receivable from Adviser .......................................          30,413
                                                                   ------------
Total assets ..................................................      28,478,565
                                                                   ------------
Liabilities
Payable for investment securities purchased ...................       3,600,000
Payable for capital stock redeemed ............................         302,138
Distribution fee payable ......................................          11,260
Accrued expenses ..............................................         194,186
                                                                   ------------
Total liabilities .............................................       4,107,584
                                                                   ------------
Net Assets ....................................................    $ 24,370,981
                                                                   ============
Composition of Net Assets
Capital stock, at par .........................................    $      6,107
Additional paid-in capital ....................................      49,409,182
Accumulated net investment loss ...............................        (202,799)
Accumulated net realized loss on investment and
   foreign currency transactions ..............................     (25,089,410)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities ........         247,901
                                                                   ------------
                                                                   $ 24,370,981
                                                                   ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($7,971,351/1,928,289 shares of capital stock
   issued and outstanding) ....................................           $4.13
Sales charge--4.25% of public offering price ..................             .18
                                                                          -----
Maximum offering price ........................................           $4.31
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($8,780,031/2,271,666 shares of capital stock
   issued and outstanding) ....................................           $3.87
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($4,682,920/1,207,484 shares of capital stock
   issued and outstanding) ....................................           $3.88
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per
   share ($2,936,679/699,806 shares of capital stock
   issued and outstanding) ....................................           $4.20
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $18,315) .....................................  $   168,107
Interest ...........................................        5,540   $   173,647
                                                      -----------
Expenses
Advisory fee .......................................      112,443
Distribution fee--Class A ..........................       11,268
Distribution fee--Class B ..........................       47,511
Distribution fee--Class C ..........................       14,069
Custodian ..........................................      145,821
Transfer agency ....................................      120,817
Audit and legal ....................................       60,052
Registration .......................................       34,836
Printing ...........................................       33,369
Directors' fees ....................................       23,200
Administrative .....................................       16,866
Miscellaneous ......................................        9,622
                                                      -----------
Total expenses .....................................      629,874
Less: expenses waived and reimbursed by
   the Adviser (see Note B) ........................     (253,062)
Less: expense offset arrangement
   (see Note B) ....................................         (366)
                                                      -----------
Net expenses .......................................                    376,446
                                                                    -----------
Net investment loss ................................                   (202,799)
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on:
   Investment transactions .........................                 (1,050,786)
   Foreign currency transactions ...................                    (12,669)
Net change in unrealized
   appreciation/depreciation of:
   Investments .....................................                    (27,558)
   Foreign currency denominated
     assets and liabilities ........................                      2,430
                                                                    -----------
Net loss on investment and
   foreign currency transactions ...................                 (1,088,583)
                                                                    -----------
Net Decrease in Net Assets
   from Operations .................................                $(1,291,382)
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 11

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                 Six Months Ended   Year Ended
                                                   April 30, 2003   October 31,
                                                    (unaudited)         2002
                                                 ================  ============

Increase (Decrease) in Net Assets
from Operations
Net investment loss ...........................    $   (202,799)   $   (699,969)
Net realized loss on investment and
   foreign currency transactions ..............      (1,063,455)     (3,419,691)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities .........         (25,128)      2,153,157
                                                   ------------    ------------
Net decrease in net assets from
   operations .................................      (1,291,382)     (1,966,503)
Capital Stock Transactions
Net increase (decrease) .......................       1,648,483      (4,727,802)
                                                   ------------    ------------
Total increase (decrease) .....................         357,101      (6,694,305)
Net Assets
Beginning of period ...........................      24,013,880      30,708,185
                                                   ------------    ------------
End of period .................................    $ 24,370,981    $ 24,013,880
                                                   ============    ============

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein All-Asia Investment Fund, Inc. (the "Fund"), formerly Alliance All-Asia Investment Fund, Inc., was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 13

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2003, such waivers and reimbursement amounted to $236,196.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

of .15 of 1% of the Fund's average daily net assets. For the six months ended April 30, 2003, the Adviser agreed to waive its fees. Such waiver amounted to $16,866.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $65,652 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $366 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $572 from the sales of Class A shares and $6,721 and $3,883 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003, amounted to $54,779, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,818,225 and $771,306 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2003, were as follows:

                                                  Purchases           Sales
                                                ============      ============
Investment securities ......................    $ 14,591,221      $ 16,156,503
U.S. government securities .................              -0-               -0-

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ...........................           $ 1,107,573
Gross unrealized depreciation ...........................              (862,048)
                                                                    -----------
Net unrealized appreciation .............................           $   245,525
                                                                    -----------

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE E

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

                                                            2002         2001
                                                         ==========   ==========

Distributions paid from:
   Net long term capital gains .......................   $       -0-  $8,581,219
                                                         ----------   ----------
Total taxable distributions ..........................           -0-   8,581,219
                                                         ----------   ----------
Total distributions paid .............................   $       -0-  $8,581,219
                                                         ----------   ----------

As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(23,234,823)(a)
Unrealized appreciation/(depreciation) .................            (518,103)(b)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $(23,752,926)
                                                                ------------

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $23,234,823 of which $19,483,664 expires in the year 2009 and $3,751,159 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                  -----------------------------------   -----------------------------------
                                   Shares                               Amount
                  -----------------------------------   -----------------------------------
                  Six Months Ended         Year Ended   Six Months Ended         Year Ended
                    April 30, 2003        October 31,     April 30, 2003        October 31,
                       (unaudited)               2002        (unaudited)               2002
                  -------------------------------------------------------------------------
Class A
Shares sold              5,585,048          9,860,667       $ 23,903,890       $ 50,758,084
-------------------------------------------------------------------------------------------
Shares converted
  from Class B              33,836             51,118            149,351            269,713
-------------------------------------------------------------------------------------------
Shares redeemed         (5,476,884)        (9,963,036)       (23,809,018)       (51,972,086)
-------------------------------------------------------------------------------------------
Net increase
  (decrease)               142,000            (51,251)      $    244,223       $   (944,289)
===========================================================================================


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                  -----------------------------------   -----------------------------------
                                   Shares                               Amount
                  -----------------------------------   -----------------------------------
                  Six Months Ended         Year Ended   Six Months Ended         Year Ended
                    April 30, 2003        October 31,     April 30, 2003        October 31,
                       (unaudited)               2002        (unaudited)               2002
                  -------------------------------------------------------------------------
Class B
Shares sold              1,957,079          4,176,162       $  7,894,224       $ 20,434,645
-------------------------------------------------------------------------------------------
Shares converted
  to Class A               (36,137)           (54,192)          (149,351)          (269,713)
-------------------------------------------------------------------------------------------
Shares redeemed         (2,100,783)        (4,625,718)        (8,587,354)       (22,841,093)
-------------------------------------------------------------------------------------------
Net decrease              (179,841)          (503,748)      $   (842,481)      $ (2,676,161)
===========================================================================================

Class C
Shares sold              8,836,586         11,499,183       $ 35,761,071       $ 55,039,799
-------------------------------------------------------------------------------------------
Shares redeemed         (8,280,841)       (11,591,725)       (34,042,467)       (56,180,392)
-------------------------------------------------------------------------------------------
Net increase
  (decrease)               555,745            (92,542)      $  1,718,604       $ (1,140,593)
===========================================================================================

Advisor Class
Shares sold              2,187,488          2,517,078       $  9,579,647       $ 13,103,383
-------------------------------------------------------------------------------------------
Shares redeemed         (2,033,031)        (2,486,831)        (9,051,510)       (13,070,142)
-------------------------------------------------------------------------------------------
Net increase               154,457             30,247       $    528,137       $     33,241
===========================================================================================

NOTE G

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ------------------------------------------------------------------------------------------
                                                                             Class A
                                    ------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                 Year Ended October 31,
                                           2003         ----------------------------------------------------------------------
                                    (unaudited)            2002           2001           2000            1999            1998
                                    ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........         $  4.57         $  5.24        $  9.71        $ 10.46         $  5.86         $  7.54
                                    ------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........            (.03)(b)        (.11)(b)       (.15)(b)       (.19)           (.10)(b)        (.10)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................            (.41)           (.56)         (3.21)          (.56)           4.70           (1.58)
                                    ------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..................            (.44)           (.67)         (3.36)          (.75)           4.60           (1.68)
                                    ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions .......              -0-             -0-         (1.01)            -0-             -0-             -0-
Distributions in excess of
  net realized gains ..........              -0-             -0-          (.10)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Total distributions ...........              -0-             -0-         (1.11)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............         $  4.13         $  4.57        $  5.24        $  9.71         $ 10.46         $  5.86
                                    ==========================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           (9.63)%        (12.79)%       (38.77)%        (7.17)%         78.50%         (22.28)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $ 7,971         $ 8,168        $ 9,637        $20,436         $40,040         $ 3,778
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............            3.00%(d)        3.00%          3.00%          2.35%(e)        2.45%(e)        3.74%(e)
  Expenses, before waivers/
    reimbursements ............            5.18%(d)        4.26%          3.19%          2.35%           2.93%           4.63%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................            5.18%(d)        4.26%          3.19%          2.30%(f)        2.93%           4.63%
  Net investment loss,
    net of waivers/
    reimbursements ............           (1.48)%(d)      (1.99)%        (2.20)%        (1.51)%         (1.20)%         (1.50)%
Portfolio turnover rate .......              67%            207%           150%           153%            119%             93%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ------------------------------------------------------------------------------------------
                                                                             Class B
                                    ------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                 Year Ended October 31,
                                           2003         ----------------------------------------------------------------------
                                    (unaudited)            2002           2001           2000            1999            1998
                                    ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........         $  4.29         $  4.95        $  9.30        $ 10.09         $  5.71         $  7.39
                                    ------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........            (.04)(b)        (.13)(b)       (.18)(b)       (.29)           (.18)(b)        (.14)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................            (.38)           (.53)         (3.06)          (.50)           4.56           (1.54)
                                    ------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..................            (.42)           (.66)         (3.24)          (.79)           4.38           (1.68)
                                    ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions .......              -0-             -0-         (1.01)            -0-             -0-             -0-
Distributions in excess of
  net realized gains ..........              -0-             -0-          (.10)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Total distributions ...........              -0-             -0-         (1.11)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............         $  3.87         $  4.29        $  4.95        $  9.30         $ 10.09         $  5.71
                                    ==========================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           (9.79)%        (13.33)%       (39.25)%        (7.83)%         76.71%         (22.73)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $ 8,780         $10,513        $14,640        $35,927         $38,108         $ 8,844
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............            3.70%(d)        3.70%          3.70%          3.18%(e)        3.48%(e)        4.49%(e)
  Expenses, before waivers/
    reimbursements ............            6.05%(d)        5.11%          4.00%          3.18%           3.96%           5.39%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................            6.05%(d)        5.11%          4.00%          3.13%(f)        3.96%           5.39%
  Net investment loss,
    net of waivers/
    reimbursements ............           (2.15)%(d)      (2.69)%        (2.94)%        (2.32)%         (2.31)%         (2.22)%
Portfolio turnover rate .......              67%            207%           150%           153%            119%             93%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ------------------------------------------------------------------------------------------
                                                                             Class C
                                    ------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                 Year Ended October 31,
                                           2003         ----------------------------------------------------------------------
                                    (unaudited)            2002           2001           2000            1999            1998
                                    ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........         $  4.30         $  4.96        $  9.32        $ 10.12         $  5.72         $  7.40
                                    ------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........            (.04)(b)        (.14)(b)       (.18)(b)       (.29)           (.18)(b)        (.14)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................            (.38)           (.52)         (3.07)          (.51)           4.58           (1.54)
                                    ------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..................            (.42)           (.66)         (3.25)          (.80)           4.40           (1.68)
                                    ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions .......              -0-             -0-         (1.01)            -0-             -0-             -0-
Distributions in excess of
  net realized gains ..........              -0-             -0-          (.10)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Total distributions ...........              -0-             -0-         (1.11)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............          $  3.88         $  4.30        $  4.96        $  9.32         $ 10.12         $  5.72
                                    ==========================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           (9.77)%        (13.31)%       (39.28)%        (7.90)%         76.92%         (22.70)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $ 4,683         $ 2,805        $ 3,695        $11,284         $10,060         $ 1,717
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............            3.70%(d)        3.70%          3.70%          3.18%(e)        3.41%(e)        4.48%(e)
  Expenses, before waivers/
    reimbursements ............            5.92%(d)        5.00%          3.94%          3.18%           3.89%           5.42%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................            5.92%(d)        5.00%          3.94%          3.13%(f)        3.89%           5.42%
  Net investment loss,
    net of waivers/
    reimbursements ............           (2.08)%(d)      (2.74)%        (2.93)%        (2.31)%         (2.21)%         (2.20)%
Portfolio turnover rate .......              67%            207%           150%           153%            119%             93%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                    ------------------------------------------------------------------------------------------
                                                                           Advisor Class
                                    ------------------------------------------------------------------------------------------
                                     Six Months
                                          Ended
                                      April 30,                                 Year Ended October 31,
                                           2003         ----------------------------------------------------------------------
                                    (unaudited)            2002           2001           2000            1999            1998
                                    ------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........         $  4.64         $  5.31        $  9.81        $ 10.54         $  5.90         $  7.56
                                    ------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ........            (.03)(b)        (.09)(b)       (.12)(b)       (.17)           (.10)(b)        (.08)(b)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions ................            (.41)           (.58)         (3.27)          (.56)           4.74           (1.58)
                                    ------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value from
  operations ..................            (.44)           (.67)         (3.39)          (.73)           4.64           (1.66)
                                    ------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on
  investment and foreign
  currency transactions .......              -0-             -0-         (1.01)            -0-             -0-             -0-
Distributions in excess of
  net realized gains ..........              -0-             -0-          (.10)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Total distributions ...........              -0-             -0-         (1.11)            -0-             -0-             -0-
                                    ------------------------------------------------------------------------------------------
Net asset value,
  end of period................          $  4.20         $  4.64        $  5.31        $  9.81         $ 10.54         $  5.90
                                    ==========================================================================================
Total Return
Total investment return based
  on net asset value(c) .......           (9.48)%        (12.62)%       (38.68)%        (6.93)%         78.64%         (21.96)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............         $ 2,937         $ 2,528        $ 2,736        $ 5,155         $ 4,746         $ 2,012
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............            2.70%(d)        2.70%          2.70%          2.19%(e)        2.45%(e)        3.46%(e)
Expenses, before waivers/
    reimbursements ............            4.86%(d)        3.96%          2.89%          2.19%           2.93%           4.39%
  Expenses, before waivers/
    reimbursements
    excluding interest
    expense ...................            4.86%(d)        3.96%          2.89%          2.14%(f)        2.93%           4.39%
  Net investment loss,
    net of waivers/
    reimbursements ............           (1.18)%(d)      (1.69)%        (1.90)%        (1.31)%         (1.33)%         (1.22)%
Portfolio turnover rate .......              67%            207%           150%           153%            119%             93%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Year Ended October 31,
                              ------------------------
                               2000    1999    1998
                              ------------------------
      Class A.............     2.34%   2.43%   3.70%
      Class B.............     3.17%   3.46%   4.44%
      Class C.............     3.16%   3.39%   4.44%
      Advisor Class.......     2.18%   2.43%   3.41%

(f)   Net of interest expense of .04 % on credit facility. (see Note H)


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 25

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
John H. Dobkin(1)
W.H. Henderson(1)
Alan Stoga(1)

OFFICERS

Thomas J. Bardong, Vice President
Russell Brody, Vice President
Hiroshi Motoki, Vice President
David Poh, Vice President
Manish Singhai, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

                                               ---------------------------------
                                               ALLIANCEBERNSTEIN FAMILY OF FUNDS
                                               ---------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
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Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
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ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND o 27

NOTES


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN ALL-ASIA INVESTMENT FUND

AllianceBernstein All-Asia Investment Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AAFSR0403


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein All-Asia Investment Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003